UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.): 	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Steward Capital Management
Address: 355 south Old Woodward, Suite 200
	 Birmingham, MI  48009


Form 13F File Number:  28-04246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Cheryl L Clift
Title: 	Portfolio Manager
Phone: 	248-901-1532

Signature, Place, and Date of Signing:

    /s/Cheryl L Clift				Birmingham, MI		07/16/09
		[Signature]			[City, State]		[Date]

Report Type Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: NONE

Form 13F Information Table Entry Total: 60

Form 13F Information Table Value Total: 106112 X 1000
					         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFFILIATED MANAGERS GROUP      COM              008252108     1855 31875.000SH       SOLE                31600.000           275.000
AMERICAN INTERNATIONAL GROUP C COM              026874107      432 371635.000SH      SOLE               371535.000           100.000
APPLE INC                      COM              037833100     1920 13475.000SH       SOLE                13325.000           150.000
AT&T Inc.                      COM              00206R102     1178 47400.000SH       SOLE                47250.000           150.000
BANK OF AMERICA CORP           COM              060505104     3829 290057.000SH      SOLE               289350.000           707.000
BERKSHIRE HATHAWAY INC CL-A    COM              084670108     2250   25.000 SH       SOLE                   25.000
CHESAPEAKE ENERGY CORP         COM              165167107     2063 104000.000SH      SOLE               104000.000
COMERICA INC COM               COM              200340107     1767 83525.000SH       SOLE                83250.000           275.000
CONOCOPHILLIPS                 COM              20825C104     1018 24200.000SH       SOLE                24050.000           150.000
DOMINOS PIZZA INC              COM              25754A201      892 119000.000SH      SOLE               119000.000
ENERGEN CORP                   COM              29265N108      783 19600.000SH       SOLE                19600.000
ENSCO INTERNATIONAL INC        COM              26874Q100     1273 36500.000SH       SOLE                36500.000
FANNIE MAE                     COM              313586109      704 1212470.000SH     SOLE              1197470.000         15000.000
FEDERAL HOME LN MTG CP COM     COM              313400301      465 750000.000SH      SOLE               750000.000
FIFTH THIRD BANCORP            COM              316773100     2251 317036.000SH      SOLE               317036.000
FLAGSTAR BANCORP INC           COM              337930101       17 24900.000SH       SOLE                24900.000
FORD MOTOR COMPANY             COM              345370860     1999 329321.000SH      SOLE               329321.000
FORTUNE BRANDS INC             COM              349631101     1482 42645.000SH       SOLE                42360.000           285.000
GENERAL ELEC CO COM            COM              369604103     2794 238350.000SH      SOLE               235125.000          3225.000
GOLDMAN SACHS GROUP INC        COM              38141G104     1740 11800.000SH       SOLE                11800.000
GOOGLE                         COM              38259P508     1476 3500.000 SH       SOLE                 3500.000
INTERCONTINENTAL EXCHANGE INC  COM              45865V100     1314 11500.000SH       SOLE                11500.000
KRAFT FOODS INC-A              COM              50075n104      432 17034.000SH       SOLE                17034.000
LAS VEGAS SANDS CORP           COM              517834107     2146 273000.000SH      SOLE               273000.000
MEADOWBROOK INSURANCE GROUP    COM              58319P108      690 105630.000SH      SOLE               105630.000
MERCK & CO INC COM             COM              589331107     2641 94425.000SH       SOLE                94050.000           375.000
MGM MIRAGE                     COM              552953101     1569 245450.000SH      SOLE               235450.000         10000.000
MICROSOFT CORP COM             COM              594918104     1219 51275.000SH       SOLE                48675.000          2600.000
NOBLE CORP                     COM              G65422100     2579 85250.000SH       SOLE                85000.000           250.000
NUCOR CORP                     COM              670346105     1329 29905.000SH       SOLE                29905.000
RESEARCH IN MOTION             COM              760975102     1631 22935.000SH       SOLE                22785.000           150.000
REYNOLDS AMERICAN INC          COM              761713106     1209 31300.000SH       SOLE                31200.000           100.000
SHIP FINANCE INTL LTD          COM                            1103 100000.000SH      SOLE               100000.000
SLM CORP                       COM              78442P106     1798 175000.000SH      SOLE               175000.000
SPRINT CORP                    COM              852061100     1886 391900.000SH      SOLE               391100.000           800.000
SUN MICROSYSTEMS INC           COM              866810203     1410 152902.000SH      SOLE               152902.000
WORLDGATE COMMUNICATIONS INC   COM              98156L307        6 16250.000SH       SOLE                16250.000
ZIMMER HOLDINGS INC            COM              98956P102     1140 26750.000SH       SOLE                26750.000
DIAMOND TRUST SERIES I                          252787106      929    10965 SH       SOLE                    10565               400
RUSSELL 1000 INDEX                              464287622     5776   113997 SH       SOLE                    13347            100650
RUSSELL 1000 VALUE INDEX FUND                   464287598     6854   144020 SH       SOLE                    20265            123755
RUSSELL 2000 SMALL CAP INDEX F                  464287655     1317    25764 SH       SOLE                     4503             21261
RUSSELL 2000 VALUE INDEX FUND                   464287630      356     7640 SH       SOLE                     3740              3900
RUSSELL MIDCAP GROWTH INDEX FU                  464287481      219     6000 SH       SOLE                                       6000
RUSSELL MIDCAP INDEX FUND                       464287499     8521   130069 SH       SOLE                     8675            121394
RUSSELL MIDCAP VALUE INDEX FUN                  464287473     2815    97125 SH       SOLE                    13750             83375
ULTRA BASIC MATERIALS PROSHARE                  74347R776     1751   100000 SH       SOLE                                     100000
ULTRA DOW30 PROSHARES                           74347R305     2885   100500 SH       SOLE                      500            100000
ULTRA FINANCIALS PROSHARES                      74347R743     3116   807000 SH       SOLE                   307000            500000
ULTRA OIL & GAS PROSHARES                       74347R719     1884    71000 SH       SOLE                    21000             50000
ULTRA RUSSELL 1000 VALUE PROSH                                 645    41000 SH       SOLE                    41000
ULTRA RUSSELL 2000 VALUE PROSH                  74347R479     1068    75000 SH       SOLE                                      75000
ULTRA RUSSELL MIDCAP GROWTH PR                                 867    42000 SH       SOLE                    42000
ULTRA RUSSELL MIDCAP VALUE PRO                  74347R495      795    52600 SH       SOLE                    52600
ULTRA S&P500 PROSHARES                          74347R883      785    30000 SH       SOLE                    30000
DFA U.S. LARGE CAP VALUE FUND                   233203827     2525 185874.515SH      SOLE                27409.830        158464.685
DFA U.S. MICRO CAP FUND                         233203504      117 13489.212SH       SOLE                11354.050          2135.162
DFA U.S. SMALL CAP VALUE FUND                   233203819     1804 119467.726SH      SOLE                20709.074         98758.652
MUNROS EUROPEAN MICROCAP FUND  FE                             1923  2500000 SH       SOLE                                    2500000
MUNROS EUROPEAN SMALLCAP FUND  FE                             2896  4000000 SH       SOLE                                    4000000